KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.7%)

Education (6.9%)
Coffeyville Community College 4.000% 06/01/2029	250,000	248,455
Coffeyville Community College 3.000% 06/01/2031 Callable @ 100.000 06/01/2030	790,000	718,995
Johnson County Community College Foundation Inc 4.000% 11/15/2023	870,000	877,543
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	347,005
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	473,125
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	716,304
Kansas Development Finance Authority 4.000% 05/01/2035 Callable @ 100.000 05/01/2030	275,000	264,250
Kansas Development Finance Authority 4.000% 05/01/2036 Callable @ 100.000 05/01/2030	290,000	276,718
Kansas Development Finance Authority 5.000% 06/01/2029	400,000	428,392
		4,350,787
General Obligation (45.9%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	779,550
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	365,225
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	846,050
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	254,686
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	253,783
City of Emporia KS 4.000% 09/01/2025	485,000	496,029
City of Emporia KS 4.000% 09/01/2027	515,000	532,010
City of Gardner KS 5.000% 10/01/2028	580,000	625,060
Geary County Unified School District No 475 3.000% 09/01/2043 Callable @ 100.000 09/01/2031	500,000	351,965
#Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	442,292
City of Hillsboro KS 3.000% 09/01/2024	100,000	98,662
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	217,919
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	218,261
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	222,022
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	297,734
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	530,395
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,137,140
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	254,670
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2026	250,000	264,957
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2031	500,000	551,940
City of Lawrence KS 5.000% 09/01/2023	205,000	208,052
City of Lawrence KS 5.000% 09/01/2024	210,000	216,460
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	662,005
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	506,815
City of Lenexa KS 5.000% 09/01/2023	275,000	278,776
City of Lenexa KS 5.000% 09/01/2024	245,000	252,472
City of Lenexa KS 5.000% 09/01/2025	250,000	261,487
City of Lenexa KS 5.000% 09/01/2026	325,000	344,926
City of Lenexa KS 5.000% 09/01/2027	345,000	371,148
City of Lenexa KS 5.000% 09/01/2028	310,000	337,512
City of Lenexa KS 5.000% 09/01/2029	345,000	379,124
City of Lenexa KS 5.000% 09/01/2030	395,000	436,218
City of Lenexa KS 5.000% 09/01/2031	420,000	469,014
City of Lenexa KS 5.000% 09/01/2032	310,000	348,570
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	883,674
Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	431,965
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	866,880
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,006
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	794,304
#City of Overland Park KS 5.000% 09/01/2032	1,000,000	1,128,860
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	280,214
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,126,800
County of Reno KS 3.000% 09/01/2036 Callable @ 100.000 09/01/2028	250,000	207,080
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	725,151
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	697,143
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	988,670
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	890,700
County of Saline KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2030	500,000	381,195
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	522,870
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	336,583
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	679,390
City of Wichita KS 4.750% 09/01/2027	180,000	180,058
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	174,785
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	305,971
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	723,550
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	709,530
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,057,620
		28,915,928
Health Care (12.6%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,025,365
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	500,365
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	555,880
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	100,040
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,516,095
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	453,695
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	518,940
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	839,810
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,043,940
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	363,140
		7,917,270
Other Revenue (8.1%)
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	691,597
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	510,470
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	332,050
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	869,360
City of Manhattan KS 5.000% 12/01/2026	255,000	255,184
City of Manhattan KS 4.500% 12/01/2025	415,000	411,651
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,000,690
Washington County Public Building Commission 4.000% 09/01/2028	100,000	99,660
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	949,560
		5,120,222
Pre-Refunded (16.5%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	257,910
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	258,532
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	257,850
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	257,850
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	515,700
Butler County Unified School District No 385 Andover 5.000% 09/01/2033 Callable @ 100.000 09/01/2027	350,000	373,306
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	506,670
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,141,150
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	357,224
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,011,580
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	507,985
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	250,172
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	250,163
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	500,265
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	250,335
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	419,414
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	261,418
University of Kansas Hospital Authority 4.000% 03/01/2042 Callable @ 100.000 03/01/2027	795,000	818,890
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	253,868
		10,450,282
Transportation (1.2%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	520,995
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	257,092
		778,087
Utilities (8.5%)
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	259,707
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	518,305
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	774,331
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,024,590
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	309,240
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	495,350
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	447,270
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	299,803
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	511,915
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	529,265
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	183,783
		5,353,559

TOTAL MUNICIPAL BONDS (COST: $69,282,205)		$62,886,135

OTHER ASSETS LESS LIABILITIES (0.3%)		$212,639

NET ASSETS (100.0%)		$63,098,774

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2022.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Kansas Municipal Fund
Investments at cost	$69,282,205
Unrealized appreciation	$118,448
Unrealized depreciation	($6,514,518)
Net unrealized appreciation (depreciation)*	($6,396,070)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$62,886,135	$0	$62,886,135
Total	$0	$62,886,135	$0	$62,886,135